Share-based payments, Reconciliation of Outstanding Share Options (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Number of Options [Abstract]
Outstanding at beginning of year (in shares) | shares	4,143,415	1,492,317
Granted during the year (in shares) | shares	5,126,484	2,693,944
Forfeited during the year (in shares) | shares	(259,352)	(42,846)
Outstanding at end of year (in shares) | shares	9,010,547	4,143,415	1,492,317
Exercisable at end of year (in shares) | shares	3,351,327	302,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 3.03	$ 1.53
Granted during the year (in dollars per share) | $ / shares	71.19	3.91
Forfeited during the year (in dollars per share) | $ / shares	8.01	4.57
Outstanding at end of year (in dollars per share) | $ / shares	41.67	3.03	$ 1.53
Exercisable at end of year (in dollars per share) | $ / shares	$ 3.04	$ 2.01
Weighted average remaining contractual life	8 years 8 months 8 days	6 years 9 months 18 days	9 years 7 months 6 days